Long-term Debt - Schedule of Debt (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Drawn Amount		$ 70,000,000		$ 59,400,000
Term Loans	$ 124,116,991		$ 278,987,204
Current portion of long-term debt associated with vessel held for sale	238,603		582,950
Current portion of deferred finance charges associated with vessels held for sale	16,863,076		30,666,756
Long term debt	107,253,915		248,320,448
Total debt	124,116,991		278,987,204
Deferred finance charges non-current	335,740		1,291,625
Total deferred finance charges	574,343		1,874,575
Total debt, net of deferred finance charges	123,542,648		277,112,629
Less: Current portion of long-term debt, net of current portion of deferred finance charges	16,624,473		30,083,806
Long-term debt	$ 106,918,176		247,028,823
Term Loan 1 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 31, 2026
Drawn Amount	$ 25,000,000
Term Loans	$ 0		19,645,000
Term Loan 2 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 31, 2028
Drawn Amount	$ 43,800,000
Term Loans	$ 0		30,893,547
Term Loan 3 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 31, 2025
Drawn Amount	$ 65,650,000
Term Loans	$ 21,234,160		44,635,980
Term Loan 4 [Member]
Debt Instrument [Line Items]
Maturity Date	Apr. 30, 2026
Drawn Amount	$ 70,787,500
Term Loans	$ 42,343,739		47,399,991
Term Loan 5 [Member]
Debt Instrument [Line Items]
Maturity Date	Feb. 28, 2027
Drawn Amount	$ 34,450,000
Term Loans	$ 0		30,884,026
Term Loan 6 [Member]
Debt Instrument [Line Items]
Maturity Date	Aug. 31, 2026
Drawn Amount	$ 60,000,000
Term Loans	$ 29,260,092		50,304,660
Term Loan 7 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 31, 2028
Drawn Amount	$ 59,400,000
Term Loans	$ 31,279,000		$ 55,224,000